Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2022
Document Effective Date	Jun. 21, 2022
Prospectus Date	Jun. 21, 2022
Arin Large Cap Theta Fund | Institutional Class Shares
Prospectus:
Trading Symbol	AVOLX
Arin Large Cap Theta Fund | Advisor Class Shares
Prospectus:
Trading Symbol	AVOAX